Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund - Fidelity Emerging Asia Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	20.90%
Annual Return 2013	3.80%
Annual Return 2014	7.52%
Annual Return 2015	(7.69%)
Annual Return 2016	4.73%
Annual Return 2017	46.36%
Annual Return 2018	(15.05%)
Annual Return 2019	30.89%
Annual Return 2020	72.99%
Annual Return 2021	(14.64%)